3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Net income	$ 2,169	$ (1,227)	$ (2,852)
Weighted average number of common shares outstanding - Basic	23,556,828	23,550,145	23,549,112
Stock options	816,036	0	0
Weighted average number of common shares outstanding - Diluted	24,372,864	23,550,145	23,549,112
Earnings (loss) per share
Basic: Earnings (loss) Per Share	$ 0.09	$ (0.05)	$ (0.12)
Diluted: Earnings (loss) Per Share	$ 0.09	$ (0.05)	$ (0.12)